CONCENTRATIONS OF CREDIT RISK (Details Narrative) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal funds sold	$ 18,065	$ 40,564
Uninsured amount	23,200
Minimum [Member]
Federal funds sold	1,700
Maximum [Member]
Federal funds sold	$ 5,200